              WARBURG, PINCUS GLOBAL FINANCIAL SERVICES FUND, INC.
                              466 Lexington Avenue
                            New York, New York 10017


                                                               December 18, 2000


Securities and Exchange Commission
450 5th Street
Washington, D.C.  20549


     Re:  Warburg, Pincus Global Financial Services Fund, Inc.
          Registration Statement on Form N-1A
          File No. 333-38128
          ----------------------------------------------------

Ladies and Gentlemen:

     Warburg, Pincus Global Financial Services Fund, Inc. hereby requests that the effective date for Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A be accelerated so that it will become effective as soon as practicable after 10:00 a.m. on December 19, 2000.

                                        Very truly yours,

                                        WARBURG, PINCUS GLOBAL FINANCIAL
                                        SERVICES FUND, INC.

                                        By: /s/ Hal Liebes
                                            ------------------------------
                                            Hal Liebes
                                            Vice President and Secretary



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                 CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.
                              466 Lexington Avenue
                            New York, New York 10017

                                                               December 18, 2000

Securities and Exchange Commission
450 5th Street
Washington, D.C.  20549

     Re:  Warburg, Pincus Global Financial Services Fund, Inc.
          Registration Statement on Form N-1A
          File No. 333-38128
          ----------------------------------------------------

Ladies and Gentlemen:

     Credit Suisse Asset Management Securities, Inc., the principal underwriter of the proposed public offering of securities of Warburg, Pincus Global Financial Services Fund, Inc. (the "Fund"), hereby joins the Fund in requesting that the effective date for Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A be accelerated so that it will become effective as soon as practicable after 10:00 a.m. on December 19, 2000.

                                 Very truly yours,

                                 CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.

                                 By: /s/ Hal Liebes
                                     ------------------------------
                                     Name:  Hal Liebes
                                     Title: Secretary